Non-financial Assets and Liabilities	12 Months Ended
Jun. 30, 2018
Disclosure Of Non Financial Assets And Liabilities [Abstract]
Non-financial Assets and Liabilities

6. Non-financial assets and liabilities

a.	Property, plant and equipment

(in U.S. dollars, in thousands)	Plant and Equipment	Office Furniture and Equipment	Computer Hardware and Software	Total
Year Ended June 30, 2017
Opening net book amount	1,752	706	605	3,063
Additions	17	—	296	313
Exchange differences	31	(25)	13	19
Disposals	—	—	(3)	(3)
Depreciation charge	(1,049)	(134)	(395)	(1,578)
Closing net book value	751	547	516	1,814

As of June 30, 2017
Cost	4,139	1,255	3,105	8,499
Accumulated depreciation	(3,388)	(708)	(2,589)	(6,685)
Net book value	751	547	516	1,814

Year ended June 30, 2018
Opening net book amount	751	547	516	1,814
Additions	16	2	176	194
Exchange differences	(1)	(1)	(12)	(14)
Disposals	—	—	(1)	(1)
Depreciation charge	(460)	(134)	(315)	(909)
Closing net book value	306	414	364	1,084

As of June 30, 2018
Cost	4,152	1,249	3,199	8,600
Accumulated depreciation	(3,846)	(835)	(2,835)	(7,516)
Net book value	306	414	364	1,084

(i) Depreciation methods and useful lives

Depreciation is calculated using the straight-line method to allocate their cost or revalued amounts, net of their residual values, over the estimated useful lives. The estimated useful lives are:

•	Plant and equipment 3 – 15 years
•	Office furniture and equipment 3 – 10 years
•	Computer hardware and software 3 – 4 years

See Note 22(n) for other accounting policies relevant to property, plant and equipment.

b.	Intangible assets

(in U.S. dollars, in thousands)	Goodwill	Acquired licenses to patents	In-process research and development acquired	Current marketed products	Total
Year Ended June 30, 2017
Opening net book value	134,453	2,036	427,779	23,555	587,823
Exchange differences	—	6	—	—	6
Amortization charge	—	(144)	—	(1,335)	(1,479)
Closing net book value	134,453	1,898	427,779	22,220	586,350

As of June 30, 2017
Cost	134,453	2,770	489,698	23,999	650,920
Accumulated amortization	—	(872)	—	(1,779)	(2,651)
Accumulated impairment	—	—	(61,919)	—	(61,919)
Net book amount	134,453	1,898	427,779	22,220	586,350

Year Ended June 30, 2018
Opening net book value	134,453	1,898	427,779	22,220	586,350
Exchange differences	—	(3)	—	—	(3)
Amortization charge	—	(125)	—	(1,616)	(1,741)
Closing net book value	134,453	1,770	427,779	20,604	584,606

As of June 30, 2018
Cost	134,453	2,749	489,698	23,999	650,899
Accumulated amortization	—	(979)	—	(3,395)	(4,374)
Accumulated impairment	—	—	(61,919)	—	(61,919)
Net book amount	134,453	1,770	427,779	20,604	584,606

(i) Carrying value of in-process research and development acquired by product

	As of June 30,
(in U.S. dollars, in thousands)	2018	2017
Cardiovascular products	254,351	254,351
Intravenous products for metabolic diseases and inflammatory/immunologic conditions	70,730	70,730
Osiris MSC products	102,698	102,698
	427,779	427,779

For all products included within the above balances, the underlying currency of each item recorded is USD.

(ii) Amortization methods and useful lives

The Group amortizes intangible assets with a finite useful life using the straight-line method over the following periods:

•	Acquired licenses to patents 7 – 16 years
•	Current marketed products 15 – 20 years

See Note 22(o) for the other accounting policies relevant to intangible assets and Note 22(i) for the Group’s policy regarding impairments.

(iii) Significant estimate: Impairment of goodwill and assets with an indefinite useful life

The Group tests annually whether goodwill and its assets with indefinite useful lives have suffered any impairment in accordance with its accounting policy stated in Note 22(i). The recoverable amounts of these assets and cash-generating units have been determined based on fair value less costs to dispose calculations, which require the use of certain assumptions.

(iv) Impairment tests for goodwill and intangible assets with and indefinite useful life

In-process research and development acquired is considered to be an indefinite life intangible asset on the basis that it is incomplete and cannot be used in its current form (see Note 22(o)(iii)). The intangible asset’s life will remain indefinite until such time it is completed and commercialized or impaired. The carrying value of in-process research and development is a separate asset which has been subject to impairment testing at the cash generating unit level, which has been determined to be at the product level.

On acquisition, goodwill was not able to be allocated to the cash generating unit (“CGU”) level or to a group of CGU given the synergies of the underlying research and development. For the purpose of impairment testing, goodwill is monitored by management at the operating segment level. The Group is managed as one operating segment, being the development of adult stem cell technology platform for commercialization. The carrying value of goodwill has been allocated to the appropriate operating segment for the purpose of impairment testing.

The recoverable amount of both goodwill and in-process research and development was assessed as of June 30, 2018 based on the fair value less costs to dispose.

(v)  Key assumptions used for fair value less costs to dispose calculations

In determining the fair value less costs to dispose we have given consideration to the following internal and external indicators:

•

discounted expected future cash flows of programs valued by the Group’s internal valuation team and reviewed by the CFO. The valuation team is responsible for the valuation model. The valuation team also manages a process to continually refine the key assumptions within the model. This is done with input from the relevant business units. The key assumptions in the model have been clearly defined and the responsibility for refining those assumptions has been assigned to the most relevant business units. When determining key assumptions, the business units refer to both external sources and past experience as appropriate. The valuation is considered to be level 3 in the fair value hierarchy due to unobservable inputs used in the valuation;

•	the scientific results and progress of the trials since acquisition;
•	the valuation of the Group that was applicable to the July 10, 2018 equity placement undertaken with NovaQuest through issuing of the Group’s securities on the ASX;
•	the valuation of the Group that was applicable to the January 6, 2017 equity placement undertaken with Mallinckrodt Pharmaceuticals (NYSE: MNK) through issuing of the Group’s securities on the ASX;
•	the valuation of the Group that was applicable to the March 31, 2017 equity placement undertaken with institutional investors through issuing of the Group’s securities on the ASX;
•	the market capitalization of the Group on the ASX (ASX:MSB) on the impairment testing date of June 30, 2018; and
•	the valuation of the Group’s assets from an independent valuation as of June 30, 2017.

Costs of disposal were assumed to be immaterial at June 30, 2018.

Discounted cash-flows used a real pre-tax discount rate range of 14.4% to 21.0%, and include estimated real cash inflows and outflows for each program through to patent expiry, at which point a terminal value is assigned to the program.

In relation to cash outflows consideration has been given to cost of goods sold, selling costs and clinical trial schedules including estimates of numbers of patients and per patient costs. Associated expenses such as regulatory fees and patent maintenance have been included as well as any further preclinical development if applicable.

The assessment of goodwill showed the recoverable amount of the Group’s operating segment, including goodwill and remaining in-process research and development, exceeds the carrying amounts, and therefore there is no impairment. Additionally the recoverable amount of remaining in-process research and development also exceeds the carrying amounts, and therefore there is no impairment.

There are no standard growth rates applied, other than our estimates of market penetration which increase initially, plateau and then decline.

The assessment of the recoverable amount of each product has been made in accordance with the discounted cash-flow assumptions outlined above. The assessment showed that the recoverable amount of each product exceeds the carrying amount and therefore there is no impairment.

(vi) Impact of possible changes in key assumptions

The Group has considered and assessed reasonably possible changes in the key assumptions and has not identified any instances that could cause the carrying amount of our intangible assets at June 30, 2018 to exceed its recoverable amount.

Whilst there is no impairment, the key sensitivities in the valuation remain the continued successful development of our technology platform.

c.	Provisions

	As of			As of
	June 30, 2018			June 30, 2017
(in U.S. dollars, in thousands)	Current	Non-current	Total	Current	Non-current	Total
Contingent consideration	724	41,346	42,070	11,054	52,541	63,595
Employee benefits	4,358	101	4,459	3,811	416	4,227
Provision for license agreements	—	1,509	1,509	—	—	—
	5,082	42,956	48,038	14,865	52,957	67,822

(i) Information about individual provisions and significant estimates

Contingent consideration

The contingent consideration provision relates to the Group’s liability for certain milestones and royalty achievements pertaining to the acquired MSC assets from Osiris. Further disclosures can be found in Note 5(g)(iii).

Employee benefits

The provision for employee benefits relates to the Group’s liability for annual leave, short term incentives and long service leave.

Employee benefits include accrued annual leave. As of June 30, 2018 and 2017, the entire amount of the accrual was $0.7 million and $0.7 million respectively, and is presented as current, since the Group does not have an unconditional right to defer settlement for any of these obligations. However, based on past experience, the Group expects all employees to take the full amount of the accrued leave or require payment within the next 12 months.

(ii) Movements

The contingent consideration provision relates to the Group’s liability for certain milestones and royalty achievements.  Refer to Note 5(g)(iii) for movements in contingent consideration for the years ended June 30, 2018 and 2017.

d.	Deferred tax balances

(i) Deferred tax balances

	As of June 30,
(in U.S. dollars, in thousands)	2018	2017
Deferred tax assets
The balance comprises temporary differences attributable to:
Tax losses	55,904	74,660
Other temporary differences	669	3,566
Total deferred tax assets	56,573	78,226

Deferred tax liabilities
The balance comprises temporary differences attributable to:
Intangible assets	76,652	127,519
Total deferred tax liabilities	76,652	127,519
Net deferred tax liabilities	20,079	49,293

Deferred tax assets expected to be settled within 12 months	—	—
Deferred tax assets expected to be settled after 12 months	56,573	78,226

Deferred tax liabilities expected to be settled within 12 months	147	147
Deferred tax liabilities expected to be settled after 12 months	76,505	127,372

(ii) Movements

(in U.S. dollars, in thousands)	Tax losses(1) (DTA)	Other temporary differences(1) (DTA)	Intangible assets (DTL)	Total (DTL)
As of June 30, 2016	(57,650)	(7,372)	127,715	62,693
Charged/(credited) to:
- profit or loss	(17,010)	3,806	(196)	(13,400)
As of June 30, 2017	(74,660)	(3,566)	127,519	49,293
Reclassifications	1,473	—	—	1,473
Charged/(credited) to:
- profit or loss	17,283	2,897	(50,867)	(30,687)
As of June 30, 2018	(55,904)	(669)	76,652	20,079

(1)	Deferred tax assets are netted against deferred tax liabilities.